Post-Employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2023
Post-Employment Benefit Obligations
Schedule of principal actuarial assumptions
	December 31,	December 31,
	2023	2022

Discount rate (expense)	5.00%	2.75%
Discount rate (year end disclosures)	4.75%	5.00%
Future salary increases (salaried plan only)	5.00%	5.00%

Schedule of amounts recognized in consolidated statements of loss and comprehensive loss
	December 31,	December 31,
	2023	2022

Current service costs, interest costs, and return on assets included in cost of sales	$767	$1,139

Schedule of fair value of plan assets
	December 31,	December 31,
	2023	2022

Assets, beginning of year	$18,683	$22,780
Return on assets	912	617
Actuarial gain (loss)	995	(3,857)
Employer contributions	321	386
Benefits paid	(1,272)	(1,243)
Assets, end of year	$19,639	$18,683

Schedule of movements in defined benefit obligations
	December 31,	December 31,
	2023	2022

Obligations, beginning of year	$25,652	$33,646
Current service costs	462	857
Interest costs	1,217	899
Benefits paid	(1,272)	(1,243)
Actuarial loss (gain)	117	(8,507)
Obligations, end of year	$26,176	$25,652

Schedule of amounts recognized in consolidated statements of financial position
	December 31,	December 31,
	2023	2022

Present value of funded obligations	26,176	25,652
Fair value of plan assets	19,639	18,683
Deficit of funded plans	$6,537	$6,969